Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	AGM Group Holdings Inc.
Entity Central Index Key	0001705402
Entity File Number	001-38309
Entity Incorporation, State or Country Code	D8
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	Room 1502-3 15/F.
Entity Address, Address Line Two	Connaught Commercial Building
Entity Address, Address Line Three	185 Wanchai Road
Entity Address, City or Town	Wanchai
Entity Address, Country	HK
Entity Address, Postal Zip Code	0000000
Entity Listings [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.001 per share
Trading Symbol	AGMH
Security Exchange Name	NASDAQ
Class A Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	24,254,842
Class B Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	2,100,000
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Bo Zhu
Contact Personnel Email Address	b.zhu@agmprime.com
Entity Address, Address Line One	Room 1502-3 15/F.
Entity Address, Address Line Two	Connaught Commercial Building
Entity Address, Address Line Three	185 Wanchai Road
Entity Address, City or Town	Wanchai
Entity Address, Country	HK
Entity Address, Postal Zip Code	000000
Entity Phone Fax Numbers [Line Items]
City Area Code	+852
Local Phone Number	975-02047